Comparative figures	12 Months Ended
Dec. 31, 2025
Comparative figures
Comparative figures

19.Comparative figures

In the statement of loss and comprehensive loss and in the statement of cash flows, some comparative figures for the year ended December 31, 2024, have been reclassed to conform to the presentation adopted for the year ended December 31, 2025.